Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Cost

Components of lease cost, weighted average remaining lease terms and discount rates of operating lease consist of the following:

	December 31, 2025	December 31, 2024
Lease assets and liabilities
Operating lease right-of-use assets, net	$6,007,527	$314,028
Operating lease liabilities-current	641,564	785,070
Operating lease liabilities-noncurrent	3,301,395	-
Operating lease liabilities-total	3,942,959	785,070

	Years Ended December 31,
	2025	2024	2023
Lease expenses
Operating lease expenses-Selling, general & admin portion	$19,450	$22,994	$60,179
Operating lease expenses-Manufacturing costs	157,770	230,468	200,889
Total	$177,220	$253,462	$261,068

Other Information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows – operating leases	$2,722,437	$95,035	$99,639

Weighted average remaining lease term (in years)
Operating leases	30	2	3

Average discount rate
Operating leases	8.03%	5.99%	6.01%

Schedule of Operating Lease Maturity
Operating Leases
Future minimum lease payments
For the year ending December 31,
2026	$936,033
2027	-
2028	3,821,818
2029	-
2030	-
Thereafter	-
Total	4,757,851
Less: interest	(814,892)
Present value of lease liabilities	$3,942,959